SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of intangible assets except goodwill

Years
Software	3‑6
License	3‑20
Other intangible assets	1‑30

Schedule of property and equipment

Years
Land rights	50
Buildings	15‑40
Leasehold improvements	2‑15
Switching equipment	3‑15
Telegraph, telex and data communication equipment	5‑15
Transmission installation and equipment	3‑25
Satellite, earth station and equipment	3‑20
Cable network	5‑25
Power supply	3‑20
Data processing equipment	3‑20
Other telecommunication peripherals	5
Office equipment	2‑5
Vehicles	4‑8
Customer Premises Equipment (“CPE”) assets	4‑5
Other equipment	2‑5

Schedule of disclosure of monetary assets and liabilities denominated in foreign currency

	2016		2017
	Buy	Sell	Buy	Sell
United States dollar (“US$”) 1	13,470	13,475	13,565	13,570
Australian dollar (“AUD”) 1	9,721	9,726	10,592	10,598
Euro ("EUR") 1	14,170	14,181	16,231	16,242
Japanese yen ("JPY") 1	115.01	115.10	120.48	120.55
Malaysian ringgit ("MYR") 1	3,002	3,005	3,349	3,355